EQUITY METHOD INVESTMENT, NET, Consolidated Statements of Operations and Financial Conditions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Consolidated Statements of Operations and Financial Conditions [Abstract]
Revenue	$ 7,447,944	$ 10,055,809	$ 5,738,774
Operating loss	(10,651,355)	2,943,194	3,066,453
Net loss	(11,967,505)	2,496,554	3,080,705
Assets	30,723,975	32,684,427
Liabilities	17,956,232	21,942,374
Shareholders Equity	12,767,743	10,742,053	14,159,949	$ 816,840
LeFeng [Member]
Consolidated Statements of Operations and Financial Conditions [Abstract]
Revenue	59,107	0	0
Operating loss	1,051,936	43,581	0
Net loss	1,051,375	43,580	$ 0
Assets	760,346	1,227,852
Liabilities	474,830	6,376
Shareholders Equity	$ 285,516	$ 1,221,476